Dreyfus Global Multi-Asset Income Fund
Fund Summary
Investment Objective
The fund seeks current income, while maintaining the potential for long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 21 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dreyfus Global Multi-Asset Income Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dreyfus Global Multi-Asset Income Fund		Class A	Class C	Class I	Class Y
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		2.01%	1.99%	1.63%	1.64%
Total annual fund operating expenses		2.56%	3.29%	2.18%	2.19%
Fee waiver and/or expense reimbursement	[1]	(1.61%)	(1.59%)	(1.48%)	(1.49%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.95%	1.70%	0.70%	0.70%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after March 1, 2020, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten- years examples are based on net operating expenses, which reflect the expense limitation agreement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dreyfus Global Multi-Asset Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	1,181	1,721	3,190
Class C	273	864	1,579	3,477
Class I	72	539	1,034	2,397
Class Y	72	541	1,038	2,406

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Dreyfus Global Multi-Asset Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	1,181	1,721	3,190
Class C	173	864	1,579	3,477
Class I	72	539	1,034	2,397
Class Y	72	541	1,038	2,406

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81.07% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund uses an actively-managed global multi-asset strategy that focuses on income generation. The fund's sub-adviser allocates the fund's investments among equity and equity-related securities, debt and debt-related securities, and, generally to a lesser extent, real estate, commodities and infrastructure in developed and emerging markets. The fund will seek to gain exposure to various asset classes principally through direct investments in securities, but the fund also may use derivative instruments and investments in other investment companies, including exchange-traded funds (ETFs), and real estate investment trusts (REITs) for such exposure.

The fund's sub-adviser allocates the fund's investments across asset classes seeking to construct a diversified portfolio focused on income generation, while maintaining the potential for long-term capital appreciation and managing the risk profile of the fund's portfolio of investments. The fund's sub-adviser allocates the fund's assets among various regions and countries, including the United States. Under normal market conditions, the fund invests significantly (at least 40% – unless market conditions are not deemed favorable by the sub-adviser, in which case the fund would invest at least 30% – of its net assets) in companies organized or located outside the United States, whose primary listing exchange for securities is located outside the United States, whose largest amount of revenues are derived from countries outside the United States or whose reporting currencies are other than U.S. dollars. The fund's portfolio ordinarily is globally diversified and, although at times it may, the fund normally does not invest a substantial portion of its assets in a single country. The fund typically invests less than 50% of its net assets in the securities of issuers whose primary listing is in emerging market countries.

The composition of the fund's investment portfolio will vary over time, based on the allocation to the various asset classes. The fund's sub-adviser may vary the amount of the fund's assets allocated to a particular asset class depending on market conditions, including maintaining zero exposure to an asset class. The fund may invest in, or otherwise have investment exposure to, the securities of companies of any market capitalization and of any credit quality, maturity or duration. The fund, at times, may invest in securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the sub-adviser. Typically, however, the majority of the fund's assets invested in debt and debt-related securities will be rated investment grade or the unrated equivalent as determined by the sub-adviser.

The sub-adviser's investment process uses a combination of investment themes, fundamental analysis and security valuation. Themes seek to identify the major areas of structural change in the world, providing context to investment analysis and decision making, helping the fund's portfolio managers identify areas of potential opportunity and risk both at the asset class and security level. Fundamental analysis and consideration of security valuations by the portfolio managers then helps to determine a list of potential investments for the fund. When selecting investments for the fund, the portfolio managers consider the impact of these investments on the fund's overall portfolio construction, such as asset class exposures, the size of each security position, the investment risk and income characteristics of the securities themselves, and the risk profile of the fund's portfolio of investments.

The equity securities in which the fund may invest include common stocks. The debt securities in which the fund may invest include bonds, debentures, notes (including credit-linked notes and other structured notes and investments), mortgage-related securities, asset-backed securities, convertible securities (including contingent convertible bonds), Eurodollar and Yankee dollar instruments, preferred stocks, municipal obligations, inflation-adjusted securities and money market instruments. The fund may gain investment exposure to global commodity markets and infrastructure through investments in ETFs and to real estate through investments in REITs. The fund may hold a significant portion of its assets in U.S. government securities, high quality debt securities, money market instruments, cash and other cash equivalents to collateralize its derivatives positions, pending investment or allocation to an asset class, to manage purchase and redemption activity, or for defensive purposes.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency, credit or interest rate risk, to manage effective maturity or duration, as part of a hedging strategy, or for other purposes related to the management of the fund. These instruments may include principally options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts (including foreign currency forward contracts), swaps, options on swaps, contracts for difference, and other derivative instruments (including commodity-linked instruments, such as structured notes, and participatory notes). When the fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

The fund is not managed to a benchmark index, nor will the fund's portfolio have the same characteristics as its designated primary performance baseline benchmark — 60% MSCI All Country World (ACWI) Index (NDR)/40% ICE BofA Merrill Lynch Global Broad Market Index (USD Hedged) — or its designated broad-based securities market index — the MSCI ACWI Index (NDR). Rather than managing to track a benchmark index, the fund seeks to provide returns that are largely independent of market moves.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund's sub-adviser to allocate effectively the fund's assets among the global equities, debt securities and other asset classes. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.

• Correlation risk. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Market sector risk. The fund may significantly overweight or underweight certain countries, companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• European issuer risk. Decreasing imports or exports, changes in governmental or European Union (EU) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the EU. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the fund's portfolio.

• Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

• Foreign government obligations and securities of supranational entities risk. Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). Future rules and regulations of the Securities and Exchange Commission (SEC) may require the fund to alter, perhaps materially, its use of derivatives.

• Commodity sector risk. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a structured note, typically is based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

• Real estate sector risk. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: declines in real estate values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; possible lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements (including zoning laws and environmental restrictions); losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; and casualty or condemnation losses. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. Moreover, certain real estate investments may be illiquid and, therefore, the ability of real estate companies to reposition their portfolios promptly in response to changes in economic or other conditions is limited.

• Infrastructure investments risk. Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including: high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly- funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class A shares for the fund's first complete calendar year of operations. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

The table compares the average annual total returns of the fund's shares to those of a Customized Blended Index, which is comprised of 60% MSCI ACWI Index (NDR) and 40% ICE BofA Merrill Lynch Global Broad Market index, to show how the fund's performance compares to a mix of equities and fixed-income securities, and to a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q1, 2018: 0.00% Worst Quarter Q4, 2018: -9.22%

Average Annual Total Returns (as of 12/31/18)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - Dreyfus Global Multi-Asset Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(15.62%)	(13.37%)	Nov. 30, 2017
Class C	(11.97%)	(9.15%)	Nov. 30, 2017
Class I	(10.27%)	(8.29%)	Nov. 30, 2017
Class Y	(10.27%)	(8.29%)	Nov. 30, 2017
After Taxes on Distributions | Class A	(16.44%)	(14.22%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(8.79%)	(10.23%)
MSCI ACWI Index (NDR) (reflects no deductions for fees, expenses or taxes)	(9.42%)	(7.37%)	Nov. 30, 2017
60% MSCI ACWI Index (NDR)/40% ICE BofA Merrill Lynch Global Broad Market Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	(4.89%)	(3.88%)	Nov. 30, 2017